Related party transactions - future minimum expected obligations (Details) - Joint ventures - Tofas-Turk Otomobil Fabrikasi A.S. € in Millions	Dec. 31, 2020 EUR (€)
2021
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	€ 217
2022
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	177
2023
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	94
2024
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	€ 94